UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Insight Capital Research & Management, Inc.

Address:   2121 N. California Boulevard
           Suite 560
           Walnut Creek, CA  94596


Form 13F File Number: 28-04736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nam Le
Title:  Controller
Phone:  925-948-2000

Signature,  Place,  and  Date  of  Signing:

/s/ Nam Le                         Walnut Creek, California           2/6/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $      296,206
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------ -------------- --------- --------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------ -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ -------
Akorn Inc                            cs             009728106  6,684.90  601,160 SH       SOLE       N/A      383,250    n/a 217,910
Alexion Pharma Inc                   cs             015351109  1,688.54   23,616 SH       SOLE       N/A       11,906    n/a  11,710
Amazon.com Inc                       cs             023135106    979.05    5,656 SH       SOLE       N/A          977    n/a   4,679
Apple Inc                            cs             037833100  4,107.11   10,141 SH       SOLE       N/A        1,594    n/a   8,547
Baidu Inc                            cs             056752108  1,150.37    9,877 SH       SOLE       N/A          414    n/a   9,463
Buffalo Wild Wings Inc               cs             119848109  4,579.81   67,839 SH       SOLE       N/A       43,684    n/a  24,155
CF Inds Hldgs Inc                    cs             125269100  2,947.59   20,331 SH       SOLE       N/A        3,848    n/a  16,483
Cabot Oil & Gas Corp                 cs             127097103  1,516.18   19,976 SH       SOLE       N/A        3,623    n/a  16,353
Carbo Ceramics Inc                   cs             140781105  8,888.15   72,068 SH       SOLE       N/A       38,621    n/a  33,447
Carpenter Technology                 cs             144285103  8,188.92  159,070 SH       SOLE       N/A       93,420    n/a  65,650
Chipotle Mexican Grill               cs             169656105    697.43    2,065 SH       SOLE       N/A           69    n/a   1,996
Citigroup Inc                        cs             172967424  2,012.98   76,510 SH       SOLE       N/A        3,110    n/a  73,400
Clean Harbors Inc                    cs             184496107  8,255.65  129,541 SH       SOLE       N/A       80,083    n/a  49,458
Coca-Cola Company                    cs             191216100    647.78    9,258 SH       SOLE       N/A          369    n/a   8,889
Colfax Corp Common                   cs             194014106    528.39   18,553 SH       SOLE       N/A        9,454    n/a   9,099
Cubist Pharmaceuticals               cs             229678107  7,812.79  197,193 SH       SOLE       N/A      134,342    n/a  62,851
Cummins Inc                          cs             231021106    452.16    5,137 SH       SOLE       N/A          179    n/a   4,958
Finish Line Inc                      cs             317923100  5,948.54  308,454 SH       SOLE       N/A      212,344    n/a  96,110
Grainger WW Inc                      cs             384802104    995.48    5,318 SH       SOLE       N/A        2,674    n/a   2,644
Green Mtn Coffee Roast               cs             393122106  1,310.11   29,211 SH       SOLE       N/A        1,114    n/a  28,097
Group 1 Automotive Inc Com           cs             398905109  6,161.40  118,946 SH       SOLE       N/A       79,850    n/a  39,096
Hansen Natural Corp                  cs             411310105  1,876.43   20,365 SH       SOLE       N/A          697    n/a  19,668
Hawaiian Holdings Inc                cs             419879101  1,200.84  207,042 SH       SOLE       N/A      100,966    n/a 106,076
Home Depot Inc                       cs             437076102  1,212.90   28,851 SH       SOLE       N/A        7,404    n/a  21,447
Hornbeck Offshore                    cs             440543106  7,716.97  248,774 SH       SOLE       N/A      171,216    n/a  77,558
Intl Bus Machines                    cs             459200101  1,504.87    8,184 SH       SOLE       N/A        1,439    n/a   6,745
IShares Russell Midcap Growth Index  cs             464287481    242.18    4,400 SH       SOLE       N/A          882    n/a   3,518
IShares Trust Russell 2000 Growth    cs             464287648    395.88    4,700 SH       SOLE       N/A        2,381    n/a   2,319
Index
Jazz Pharmaceuticals Plcshs          cs             472147107  9,029.41  233,741 SH       SOLE       N/A      160,448    n/a  73,293
Johnson & Johnson                    cs             478160104    692.07   10,553 SH       SOLE       N/A          361    n/a  10,192
Lennar Corp                          cs             526057104 10,739.47  546,538 SH       SOLE       N/A      298,768    n/a 247,770
Newpark Resources Inc                cs             651718504  6,314.11  664,643 SH       SOLE       N/A      458,780    n/a 205,863
Nike, Inc Cl B                       cs             654106103    888.24    9,217 SH       SOLE       N/A          315    n/a   8,902
Pharmacyclics Inc                    cs             716933106  5,069.85  342,095 SH       SOLE       N/A      232,273    n/a 109,822
Pfizer Inc                           cs             717081103    517.91   23,933 SH       SOLE       N/A          817    n/a  23,116
Pier 1 Imports                       cs             720279108  4,233.88  303,940 SH       SOLE       N/A      209,083    n/a  94,857
Procter & Gamble Co                  cs             742718109    732.61   10,982 SH       SOLE       N/A          401    n/a  10,581
Rex Energy Corp                      cs             761565100  4,520.75  306,284 SH       SOLE       N/A      205,836    n/a 100,448
Robbins & Myers Inc                  cs             770196103  3,872.20   79,757 SH       SOLE       N/A       54,949    n/a  24,808
Ross Stores                          cs             778296103    686.57   14,445 SH       SOLE       N/A        8,495    n/a   5,950
Spreadtrum Comm AD                   cs             849415203 13,839.28  662,801 SH       SOLE       N/A      372,221    n/a 290,580
Starbucks Corp                       cs             855244109  1,113.72   24,206 SH       SOLE       N/A          836    n/a  23,370
Tractor Supply Co                    cs             892356106    336.65    4,799 SH       SOLE       N/A        2,527    n/a   2,272
Triumph Group Inc                    cs             896818101  7,250.78  124,051 SH       SOLE       N/A       83,280    n/a  40,771
United Parcel Svc Inc Cl B           cs             911312106    447.56    6,115 SH       SOLE       N/A          209    n/a   5,906
United Rentals                       cs             911363109 14,689.60  497,110 SH       SOLE       N/A      271,242    n/a 225,868
VF Corp                              cs             918204108    440.27    3,467 SH       SOLE       N/A        1,830    n/a   1,637
Viropharma Inc                       cs             928241108  4,467.04  163,090 SH       SOLE       N/A      109,767    n/a  53,323
Waste Connections Inc                cs             941053100  4,977.33  150,191 SH       SOLE       N/A      103,141    n/a  47,050
Sally Beauty Holdings Inc            cs             79546E104  4,540.35  214,877 SH       SOLE       N/A      145,029    n/a  69,848
NCR Corp                             cs             62886E108    790.20   48,007 SH       SOLE       N/A       23,833    n/a  24,174
Ariad Pharmaceuticals Inc            cs             04033A100  2,743.35  223,947 SH       SOLE       N/A      131,364    n/a  92,583
Basic Energy Svcs Inc                cs             06985P100  5,244.26  266,206 SH       SOLE       N/A      187,745    n/a  78,461
Cardtronics Inc                      cs             14161H108  4,272.07  157,874 SH       SOLE       N/A      110,072    n/a  47,802
D R Horton Inc                       cs             23331A109  2,392.80  189,754 SH       SOLE       N/A       46,011    n/a 143,743
Dominos Pizza Inc                    cs             25754A201  4,308.12  126,896 SH       SOLE       N/A       91,377    n/a  35,519
Endologix Inc                        cs             29266S106  2,790.75  243,097 SH       SOLE       N/A      175,210    n/a  67,887
Exxon Mobil Corp                     cs             30231G102  2,153.75   25,410 SH       SOLE       N/A          870    n/a  24,540
Fusion-IO, Inc                       cs             36112J107 10,695.67  441,970 SH       SOLE       N/A      224,593    n/a 217,377

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------ -------------- --------- --------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------ -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ -------
Google Inc                           cs             38259P508    873.90    1,353 SH       SOLE       N/A          384    n/a     969
Halozyme Therapeutics Inc.           cs             40637H109  4,503.61  473,566 SH       SOLE       N/A      332,491    n/a 141,075
Hhgregg Inc                          cs             42833L108  8,713.25  602,993 SH       SOLE       N/A      403,822    n/a 199,171
Inhibitex Inc Com                    cs             45719T103  8,930.30  816,298 SH       SOLE       N/A      446,695    n/a 369,603
Intuitive Surgical Inc               cs             46120E602    383.37      828 SH       SOLE       N/A          436    n/a     392
InvenSense Inc.                      cs             46123D205    820.83   82,413 SH       SOLE       N/A       41,466    n/a  40,947
Macys Inc                            cs             55616P104  1,220.91   37,940 SH       SOLE       N/A       19,027    n/a  18,913
Medivation, Inc.                     cs             58501N101  3,644.17   79,032 SH       SOLE       N/A       52,712    n/a  26,320
Nu Skin Ent Inc                      cs             67018T105  2,846.25   58,601 SH       SOLE       N/A       42,314    n/a  16,287
Oracle Systems Corp                  cs             68389X105    436.77   17,028 SH       SOLE       N/A          584    n/a  16,444
Polypore Intl Inc                    cs             73179V103  3,184.96   72,402 SH       SOLE       N/A       41,728    n/a  30,674
Procera Networks Inc Com New         cs             74269u203  1,108.11   71,124 SH       SOLE       N/A       34,565    n/a  36,559
Questcor Pharm Inc                   cs             74835Y101  4,434.84  106,658 SH       SOLE       N/A       71,836    n/a  34,822
RSC Holdings Inc                     cs             74972L102  5,165.11  279,195 SH       SOLE       N/A      201,337    n/a  77,858
Sandisk Corporation                  cs             80004C101  1,879.28   38,189 SH       SOLE       N/A       10,562    n/a  27,627
Silicon Motion Tech                  cs             82706C108  6,191.31  302,310 SH       SOLE       N/A      184,930    n/a 117,380
Sonic Automotive Inc                 cs             83545G102    955.05   64,487 SH       SOLE       N/A       31,623    n/a  32,864
Tempur Pedic Intl Inc                cs             88023U101  2,212.67   42,122 SH       SOLE       N/A        9,630    n/a  32,492
Universal Display Corp               cs             91347P105  6,119.86  166,799 SH       SOLE       N/A       82,183    n/a  84,616
Wellcare Group Inc                   cs             94946T106  3,785.20   72,099 SH       SOLE       N/A       52,241    n/a  19,858
Golar Lng Ltd                        cs             G9456A100  1,879.30   42,279 SH       SOLE       N/A       21,141    n/a  21,138
EZchip Semiconductor Ltd             cs             M4146Y108  2,423.26   85,537 SH       SOLE       N/A       61,639    n/a  23,898